PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statements of Operations
Net revenue	¥ 5,738,972	¥ 4,122,405	¥ 2,792,077
Cost of revenue	(4,188,521)	(3,079,679)	(2,169,636)
Gross loss	1,550,451	1,042,726	622,441
Operating expenses
Selling and marketing expenses	(134,937)	(129,901)	(110,570)
General and administrative expenses	(702,524)	(411,418)	(329,601)
Research and development expenses	(40,049)	(21,627)	(13,915)
Income from operations	672,941	479,780	168,355
Other income (expenses):
Interest income	29,011	53,017	19,213
Interest expenses	(1,316,506)	(968,693)	(656,186)
Others, net	4,952	5,565	5,436
Loss before income taxes	(548,436)	(426,433)	(439,659)
Income tax expenses	(120,778)	(15,650)	9,391
Net loss	(669,214)	(442,083)	(430,268)
Parent Company | Reportable Legal Entities
Condensed Statements of Operations
Cost of revenue	(94,312)	(50,201)	(21,132)
Gross loss	(94,312)	(50,201)	(21,132)
Operating expenses
Selling and marketing expenses	(58,649)	(40,721)	(26,595)
General and administrative expenses	(224,934)	(153,854)	(96,581)
Research and development expenses	(4,596)	(2,364)	(949)
Income from operations	(382,491)	(247,140)	(145,257)
Other income (expenses):
Interest income	18,641	48,020	14,907
Interest expenses	(155,605)	(128,539)	(48,809)
Equity in loss of subsidiaries	(144,153)	(114,418)	(251,085)
Others, net	(2,799)	(6)	(24)
Loss before income taxes	(666,407)	(442,083)	(430,268)
Net loss	¥ (666,407)	¥ (442,083)	¥ (430,268)